Servicing Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Transfers And Servicing [Abstract]
Unpaid Principal Balances of Loans Serviced for Others

The unpaid principal balances of these loans serviced for others were as follows as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Loan portfolios serviced for:
SBA guaranteed loans	$1,001,845	$911,803
USDA guaranteed loans	87,589	106,125
Total	$1,089,434	$1,017,928

        Loans serviced for others are not included in the Consolidated Statements of Financial Condition. The unpaid principal balances of these loans serviced for others were as follows of December 31, 2016:

2016
Loan portfolios serviced for:
SBA	$911,803
USDA	106,125

Total	$1,017,928

Activity for Servicing Assets and Related Changes in Fair Value

Activity for servicing assets and the related changes in fair value for the nine months ended September 30, 2017 is as follows:

Nine Months Ended
September 30, 2017
Beginning balance	$21,091
Additions, net	4,675
Changes in fair value	(4,097)
Ending balance	$21,669

        Activity for servicing assets and the related changes in fair value are as follows:

2016
Beginning balance	$—
Acquired servicing assets at fair value	20,295
Additions, net	539
Changes in fair value	257

Ending balance	$21,091